Nature of Business	12 Months Ended
Dec. 31, 2014
Nature of Business
Nature of Business

1. Nature of Business

The accompanying financial statements represent the consolidated accounts of Iron Mountain Incorporated, a Delaware corporation (“IMI”) and its subsidiaries (“we” or “us”). We store records, primarily paper documents and data backup media, and provide information management services in various locations throughout North America, Europe, Latin America and Asia Pacific. We have a diversified customer base consisting of commercial, legal, banking, healthcare, accounting, insurance, entertainment and government organizations.

We previously disclosed that, as part of our plan to convert to a real estate investment trust (“REIT”) for federal income tax purposes and elect REIT status effective January 1, 2014 (the “Conversion Plan”), we sought private letter rulings (“PLRs”) from the United States Internal Revenue Service (the “IRS”) relating to numerous technical tax issues, including classification of our steel racking structures as qualified real estate assets. We submitted the PLR requests in the third quarter of 2012, and on June 25, 2014, we announced that we received the favorable PLRs from the IRS necessary for our conversion to a REIT. After receipt of the PLRs, our board of directors unanimously approved our conversion to a REIT for our taxable year beginning January 1, 2014.

In connection with the Conversion Plan, and, in particular, to impose ownership limitations customary for REITs, on January 20, 2015, we completed the merger with our predecessor and all outstanding shares of our predecessor’s common stock were converted into a right to receive an equal number of shares of our common stock. Accordingly, references herein to our “common stock” refer to our common stock and the common stock of our predecessor, as applicable.

On June 2, 2011, we sold (the “Digital Sale”) our online backup and recovery, digital archiving and eDiscovery solutions businesses of our digital business (the “Digital Business”) to Autonomy Corporation plc, a corporation formed under the laws of England and Wales (“Autonomy”), pursuant to a purchase and sale agreement dated as of May 15, 2011 among IMI, certain subsidiaries of IMI and Autonomy (the “Digital Sale Agreement”). Additionally, on October 3, 2011, we sold our records management operations in New Zealand. Also, on April 27, 2012, we sold our records management operations in Italy. The financial position, operating results and cash flows of the Digital Business, our New Zealand operations and our Italian operations, including the gain on the sale of the Digital Business and our New Zealand operations and the loss on the sale of our Italian operations, for all periods presented, have been reported as discontinued operations for financial reporting purposes. See Note 14 for a further discussion of these events.